Other current assets (Details Narrative) - 12 months ended Dec. 31, 2025	USD ($)	SGD ($)	SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Receivables			$ 167,121
Prepaid software development service	$ 42,833		58,518
Legal fees	36,608	$ 47,072
Deposits	$ 38,554		$ 52,672